SHARE-BASED COMPENSATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 16,000,000.0	$ 600,000	$ 99,300,000	$ 1,200,000	$ 67,500,000	$ 3,000,000.0
Compensation expense recorded through equity	13,900,000		67,100,000			1,400,000
Management Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vest ratably							50.00%
Vesting accelerated (as a percent)							100.00%
Requisite service period					5 years
Compensation expense	12,100,000	500,000	60,800,000	1,100,000	$ 67,500,000	3,000,000.0
Compensation expense recorded through equity						$ 1,200,000
Unrecognized compensation expense					$ 85,900,000
Unrecognized compensation expense expected to be recognized over a weighted-average period					2 years 3 months 18 days
Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 1,200,000	$ 0	$ 29,700,000	$ 0	$ 0